Submission	Mar. 27, 2026
Submission [Line Items]
Central Index Key	0000723612
Registrant Name	AVIS BUDGET GROUP, INC.
Registration File Number	333-294689
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A